Acquisitions - Narrative (Details)							9 Months Ended		12 Months Ended
	Aug. 30, 2021 USD ($)	Aug. 09, 2021 USD ($) branch_location	Aug. 17, 2020 USD ($)	Mar. 11, 2020 USD ($) branch_location	Jul. 08, 2019 USD ($) branch_location	Feb. 04, 2019 USD ($)	Oct. 31, 2021 USD ($)	Nov. 01, 2020 USD ($)	Jan. 31, 2021 USD ($)	Feb. 02, 2020 USD ($)	Feb. 03, 2019 USD ($)
Business Acquisition [Line Items]
Payment of contingent consideration							$ 300,000	$ 0
Business combination purchase price allocation to goodwill							1,515,400,000		$ 1,452,700,000	$ 1,362,300,000	$ 1,307,100,000
Business acquisition pro forma information interest rate in effect at the date of additional borrowings									5.086%
L&M
Business Acquisition [Line Items]
Transaction value	$ 60,000,000.0
Business combination purchase price allocation to goodwill	$ 17,800,000
Pacific Pipe
Business Acquisition [Line Items]
Transaction value		$ 102,500,000
Number of branch locations acquired | branch_location		4
Recognition of deferred tax liabilities as part of purchase price allocation		$ 11,700,000
Business combination purchase price allocation to goodwill		$ 43,000,000.0
R&B
Business Acquisition [Line Items]
Transaction value				$ 215,000,000.0
Initial cash consideration				$ 212,000,000.0
Payment of contingent consideration							300,000
Number of branch locations acquired | branch_location				10
Contingent consideration arrangement, low range of outcomes				$ 0
Contingent consideration arrangement, high range of outcomes				$ 3,000,000.0
Post-acquisition service period				1 year
Fair value of contingent consideration recognized				$ 0					$ 300,000
Recognition of deferred tax liabilities as part of purchase price allocation				31,200,000					31,200,000
Business combination purchase price allocation to goodwill				$ 88,400,000					88,600,000
Decrease in amount of goodwill from the acquisition date									1,600,000
R&B | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Expense recognised									300,000
Other 2021 Acquisitions
Business Acquisition [Line Items]
Transaction value							$ 5,800,000
Water Works Supply Co
Business Acquisition [Line Items]
Transaction value			$ 12,000,000.0
Business combination purchase price allocation to customer relationships			6,100,000
Business combination purchase price allocation to Net Working Capital			3,500,000
Business combination purchase price allocation to goodwill			$ 1,500,000
Long Island Pipe Acquisition
Business Acquisition [Line Items]
Transaction value					$ 225,000,000.0
Initial cash consideration					$ 220,000,000.0
Number of branch locations acquired | branch_location					20
Contingent consideration arrangement, low range of outcomes					$ 0
Contingent consideration arrangement, high range of outcomes					5,000,000.0
Fair value of contingent consideration recognized									$ 0
Business combination purchase price allocation to goodwill					50,900,000
Upfront consideration payment					15,000,000.0
Repayment amount required to pay by post acquisition employment or consulting agreement					5,000,000.0
Business combination contingent consideration arrangement amount					5,000,000.0
Business combination contingent consideration liability not payable as per LIP acquisition agreement					2,500,000
Fair value of the contingent consideration recognized on the acquisition date was estimated by utilizing a weighted probability assessment of the potential outcomes					$ 2,300,000
Long Island Pipe Acquisition | Prepaid Compensation Expenses [Member]
Business Acquisition [Line Items]
Initial payment amount included within prepaid expenses and other assets current and noncurrent										15,000,000.0
Long Island Pipe Acquisition | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Expense recognised										7,100,000	5,800,000
Business combination, benefit recognized										1,100,000	1,200,000
Maskell Pipe And Supply Acquisition [Member]
Business Acquisition [Line Items]
Transaction value						$ 19,200,000
Business combination purchase price allocation to customer relationships						5,100,000
Business combination purchase price allocation to Net Working Capital						4,800,000
Business combination purchase price allocation to goodwill											2,100,000
Business combination purchase price allocation to fixed assets						5,600,000
Other 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Transaction value										$ 2,300,000
Other 2018 Acquisitions [Member]
Business Acquisition [Line Items]
Transaction value											8,200,000
Business combination purchase price allocation to customer relationships						$ 2,500,000
Business combination purchase price allocation to goodwill											$ 2,900,000